Fair Value Measurements (Details) - Schedule of warrant liability	6 Months Ended
Sep. 30, 2021 USD ($)
Assets:
Cash held in Trust Account	$ 57,339,341
Liabilities:
Warrant liabilities	126,677
Cash and Cash Equivalents [Member]
Assets:
Cash held in Trust Account	350,839
Quoted prices in active markets for identical liabilities (Level 1) [Member]
Assets:
Cash held in Trust Account	57,339,341
Liabilities:
Warrant liabilities
Quoted prices in active markets for identical liabilities (Level 1) [Member] | Cash and Cash Equivalents [Member]
Assets:
Cash held in Trust Account	350,839
Significant other observable inputs (Level 2) [Member]
Assets:
Cash held in Trust Account
Liabilities:
Warrant liabilities
Significant unobservable inputs (Level 3) [Member]
Assets:
Cash held in Trust Account
Liabilities:
Warrant liabilities	$ 126,677